iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  16 .3%
American Woodmark Corp.
(a)
.................. 56,440 $ 5,240,454
AZEK Co., Inc. (The) , Class A
(a) (b)
............... 512,693 19,610,507
Builders FirstSource, Inc.
(a) (b)
.................. 423,587 70,713,614
Fortune Brands Innovations, Inc. ............... 432,833 32,955,905
Hayward Holdings, Inc.
(a) (b)
.................... 433,356 5,893,642
JELD-WEN Holding, Inc.
(a) (b)
................... 292,887 5,529,707
Lennox International, Inc. .................... 109,793 49,134,563
Masco Corp. ............................. 770,630 51,616,797
Masonite International Corp.
(a)
................. 75,281 6,373,290
Masterbrand, Inc.
(a)
........................ 435,663 6,469,596
Owens Corning ........................... 305,078 45,221,712
PGT Innovations, Inc.
(a) (b)
..................... 195,449 7,954,774
Quanex Building Products Corp. ................ 113,376 3,465,904
Simpson Manufacturing Co., Inc. ............... 146,487 29,001,496
Trex Co., Inc.
(a) (b)
.......................... 372,765 30,861,214
UFP Industries, Inc. ........................ 212,178 26,638,948
396,682,123
a
Construction Materials  —  1 .0%
Eagle Materials, Inc.
(b)
....................... 119,749 24,289,887
a
Home Furnishings  —  1 .4%
Ethan Allen Interiors, Inc. .................... 78,570 2,507,954
Leggett & Platt, Inc. ........................ 457,321 11,968,091
Mohawk Industries, Inc.
(a)
.................... 181,430 18,778,005
33,254,050
a
Home Improvement Retail  —  10 .3%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 365,818 40,810,656
Home Depot, Inc. (The) ..................... 300,697 104,206,546
Lowe's Companies, Inc. ..................... 469,864 104,568,233
249,585,435
a
Homebuilding  —  65 .9%
Beazer Homes USA, Inc.
(a)
................... 237,008 8,008,500
Cavco Industries, Inc.
(a) (b)
..................... 62,198 21,559,071
Century Communities, Inc. ................... 227,241 20,710,745
DR Horton, Inc. ........................... 2,422,501 368,171,702
Dream Finders Homes, Inc. , Class A
(a)
............ 182,544 6,485,788
Green Brick Partners, Inc.
(a)
................... 204,450 10,619,133
Installed Building Products, Inc. ................ 189,538 34,651,337
KB Home ............................... 615,432 38,439,883
Security Shares Value
a
Homebuilding (continued)
Lennar Corp. , Class A ....................... 2,010,832 $ 299,694,401
Lennar Corp. , Class B ...................... 104,551 14,015,062
LGI Homes, Inc.
(a) (b)
........................ 164,750 21,938,110
M/I Homes, Inc.
(a) (b)
......................... 223,868 30,835,578
MDC Holdings, Inc. ........................ 480,119 26,526,575
Meritage Homes Corp. ...................... 295,538 51,482,720
NVR, Inc.
(a)
.............................. 25,557 178,910,501
PulteGroup, Inc.
(b)
......................... 1,733,043 178,884,698
Skyline Champion Corp.
(a) (b)
................... 430,513 31,969,895
Taylor Morrison Home Corp.
(a)
................. 863,721 46,079,515
Toll Brothers, Inc. .......................... 863,971 88,807,579
TopBuild Corp.
(a) (b)
......................... 255,419 95,593,115
Tri Pointe Homes, Inc.
(a) (b)
.................... 780,005 27,612,177
1,600,996,085
a
Specialty Chemicals  —  4 .4%
Sherwin-Williams Co. (The) ................... 342,010 106,672,919
a
Trading Companies & Distributors  —  0 .7%
Beacon Roofing Supply, Inc.
(a) (b)
................ 199,327 17,345,436
a
Total Long-Term Investments — 100.0%
(Cost: $ 2,212,218,087 ) ............................... 2,428,825,935
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 43,788,450 43,814,723
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................. 1,045,114 1,045,114
a
Total Short-Term Securities — 1.8%
(Cost: $ 44,833,138 ) ................................. 44,859,837
Total Investments — 101.8%
(Cost: $ 2,257,051,225 ) ............................... 2,473,685,772
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (43,776,401)
Net Assets — 100.0% ................................. $ 2,429,909,371
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Home Construction ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 71,363,887  $ —  $ (27,570,434)
(a)
$ 19,834  $ 1,436  $ 43,814,723  43,788,450  $ 123,951
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,937,714  —  (892,600)
(a)
—  —  1,045,114  1,045,114  92,360  —
$ 19,834  $ 1,436
$ 44,859,837
$ 216,311  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................. 3 03/15/24 $ 843 $ 47,978

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,428,825,935  $ —  $ —  $ 2,428,825,935
Short-Term Securities
Money Market Funds ...................................... 44,859,837  —  —  44,859,837
$ 2,473,685,772  $ —  $ —  $ 2,473,685,772
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 47,978  $ —  $ —  $ 47,978
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)